Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes to the consolidated financial statements
Total revenues	€ 7,129	€ 24,373
Research services combined with an IP license
Notes to the consolidated financial statements
Total revenues	4,148	18,243
Product
Notes to the consolidated financial statements
Total revenues	132	103
Research and development services
Notes to the consolidated financial statements
Total revenues	2,849	6,027
Belgium | GSK
Notes to the consolidated financial statements
Total revenues	6,473	23,746
Switzerland | CRISPR
Notes to the consolidated financial statements
Total revenues	209	180
Netherlands | Genmab
Notes to the consolidated financial statements
Total revenues	€ 447	€ 447